INVENTORY, NET - Carrying Amount of Inventories (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Inventories [Abstract]
Raw materials and consumables	$ 941,000,000	$ 605,000,000
Fuel products	688,000,000	490,000,000
Work in progress	674,000,000	258,000,000
RTFO certificates	342,000,000	95,000,000
Finished goods and other	845,000,000	114,000,000
Carrying amount of inventories	3,490,000,000	1,562,000,000
RTFO certificates held for trading and recorded at fair value	$ 66,000,000	$ 0